PIMCO Multisector Bond Active Exchange-Traded Fund Expense Example - PIMCO Multisector Bond Active Exchange-Traded Fund - PIMCO Multisector Bond Active Exchange-Traded Fund	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 57
Expense Example, with Redemption, 3 Years	201
Expense Example, with Redemption, 5 Years	358
Expense Example, with Redemption, 10 Years	$ 813